Filed with the Securities and Exchange Commission on August 14, 2006
Securities Act of 1933 Registration File No. 33-84762
Investment Company Act of 1940 File No. 811-8648

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Post-Effective Amendment No. 38	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 41	☑
(check appropriate box or boxes)
WT MUTUAL FUND
(Exact Name of Registrant as Specified in Charter)
1100 North Market Street, Wilmington, DE 19890
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 254-3948

Mr. Neil Wolfson	Copy to:
Wilmington Trust Company	Joseph V. Del Raso, Esq.
1100 North Market Street	Pepper Hamilton LLP
Wilmington, DE 19890	3000 Two Logan Square
(Name and Address of Agent for Service)	Philadelphia, PA 19103
It is proposed that this filing will become effective (check the appropriate box)
☐	immediately upon filing pursuant to paragraph (b)

☑	on September 12, 2006 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY COMMENT
This Post-Effective Amendment No. 38 to the Registration Statement of WT Mutual Fund (the “Trust”) incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 37 to the Registration Statement of the Trust filed with the Securities and Exchange Commission on June 16, 2006.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 38 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wilmington, and State of Delaware on the 14th day of August 2006.

WT MUTUAL FUND
By:	/s/ Neil Wolfson
Neil Wolfson
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert H. Arnold* Robert H. Arnold	Trustee	August 14, 2006
/s/ Eric Brucker* Eric Brucker	Trustee	August 14, 2006
/s/ Robert J. Christian Robert J. Christian	Trustee	August 14, 2006
/s/ John J, Kelley John J. Kelley	Vice President, Chief Financial Officer and Treasurer	August 14, 2006
/s/ Nicholas A. Giordano* Nicholas A. Giordano	Trustee	August 14, 2006
/s/ Louis Klein, Jr.* Louis Klein, Jr.	Trustee	August 14, 2006
/s/ John J. Quindlen* John J. Quindlen	Trustee	August 14, 2006
/s/ Mark Sargent* Mark Sargent	Trustee	August 14, 2006
/s/ Neil Wolfson Neil Wolfson	Trustee, President, and Chief Executive Officer	August 14, 2006

*By	/s/ Robert J. Christian Robert J. Christian Attorney-in-Fact